Notes to the consolidated statements of income - (Gain) loss related to divestitures of Care Coordination activities (Details) € in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 28, 2018 USD ($)	Jun. 28, 2018 EUR (€)	Nov. 30, 2014 item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Divestments
Proceeds from divestitures | €				€ 59,940	€ 1,682,975	€ 415,388
Sound
Divestments
Proceeds from divestitures	$ 1,770,516	€ 1,531,109
Net gains (losses) from the sale of investments | €		€ 809,003
Number of hospitals served			180
Number of states served			35
Number of providers			1,750
Proportion of ownership interest in subsidiary						100.00%